Fair value of assets and liabilities - Financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative, assets					$ 52,105,289	¥ 358,249,913
Financial guarantee derivative, liabilities		¥ 53,260,916		¥ 53,260,916			¥ 53,260,916
Balance at the beginning		53,260,916
Change in fair value of financial guarantee derivative	$ 29,230,064	200,971,302		18,110,752
Balance at the end				53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)					341,822,134	2,350,198,084	10,556,269,622
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative, assets					52,105,289	358,249,913
Financial guarantee derivative, liabilities	(52,105,289)	53,260,916		53,260,916	(52,105,289)	(358,249,913)	53,260,916
Balance at the beginning		53,260,916
Estimated payment to ZhongAn based on the pre-agreed Cap	259,590,877	1,784,817,072	$ 7,746,479	53,260,916
Less: Initially estimated net guarantee service fee to be collected	233,829,787	1,607,696,701
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	3,468,974	23,850,931
Change in fair value of financial guarantee derivative	29,230,064	200,971,302
Add: Guarantee service fee received from borrowers	148,332,960	1,019,863,268
Less: Compensation paid to ZhongAn	237,414,792	1,632,345,399
Balance at the end	$ (52,105,289)	(358,249,913)		53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)					53,953,648	370,958,304	218,486,633
Changes in fair value related to balance outstanding					$ 15,786,527	108,540,263
Loans facilitated in 2017
Fair value of assets and liabilities
Estimated payment to ZhongAn based on the pre-agreed Cap				53,260,916
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans		5,413,833
Change in fair value of financial guarantee derivative		5,413,833
Add: Guarantee service fee received from borrowers		159,811,884
Less: Compensation paid to ZhongAn		218,486,633
Loans facilitated in 2018
Fair value of assets and liabilities
Financial guarantee derivative, liabilities		(358,249,913)				(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap		1,784,817,072
Less: Initially estimated net guarantee service fee to be collected		1,607,696,701
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans		18,437,098
Change in fair value of financial guarantee derivative		195,557,469
Add: Guarantee service fee received from borrowers		860,051,384
Less: Compensation paid to ZhongAn		1,413,858,766
Balance at the end		(358,249,913)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)						370,958,304
Changes in fair value related to balance outstanding						¥ 108,540,263
Loans Facilitated from September 15 to December 31, 2017 [Member]
Fair value of assets and liabilities
Financial guarantee derivative, liabilities		53,260,916		53,260,916			53,260,916
Balance at the beginning		¥ 53,260,916
Estimated payment to ZhongAn based on the pre-agreed Cap				227,758,691
Less: Initially estimated net guarantee service fee to be collected				209,647,939
Change in fair value of financial guarantee derivative				18,110,752
Add: Guarantee service fee received from borrowers				44,422,222
Less: Compensation paid to ZhongAn				9,272,058
Balance at the end				¥ 53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)							218,486,633
Changes in fair value related to balance outstanding							¥ 18,110,752
Minimum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input					9.89	9.89
Maximum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input					12.13	12.13